Derivative financial instruments (including embedded derivative) - Classified (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classified
Derivative financial assets, current	BRL 124,340	BRL 256,723
Derivative financial assets, non-current	323,952	242,323
Derivative financial liabilities, current	(151,571)	(245,839)
Derivative financial liabilities, non-current	(162,519)	(234,795)
Total, net	BRL 134,202	BRL 18,412